BUSINESS DESCRIPTION, Major Shareholders (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major Shareholders [Abstract]
Percentage of ownership		5.25%
Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership	99.98%
Pampa Energia [Member] | Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%
Pampa Energia [Member] | TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	0.02%
FGS-ANSES [Member]
Major Shareholders [Abstract]
Percentage of ownership	25.33%	24.00%
Public Offering [Member]
Major Shareholders [Abstract]
Percentage of ownership	46.17%
Public Offering [Member] | BYMA and NYSE [Member]
Major Shareholders [Abstract]
Percentage of ownership	20.84%
CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	53.83%	51.00%
CIESA [Member] | Pampa Energia [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
CIESA [Member] | GIP and PCT [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
Investing Public [Member]
Major Shareholders [Abstract]
Percentage of ownership	25.00%
Shell Argentina S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	25.50%
Percentage of ownership in associate	25.50%
Pan American Sur S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	20.40%
Percentage of ownership in associate	20.40%
Wintershall Dea Argentina S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	5.10%